Marketable Securities (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Available-for-sale:
Amortized cost	$ 5,487
Unrealized losses
Unrealized gains	1
Market value	5,488
Corporate bonds [Member]
Available-for-sale:
Amortized cost	5,487	$ 8,851
Unrealized losses		(94)
Unrealized gains	1
Market value	$ 5,488	$ 8,757